Integration and Restructuring Costs	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
Integration and Restructuring Costs
Integration and Restructuring Costs
In 2012, the Company implemented restructuring actions which resulted in costs totaling $78 million. Approximately $58 million of the restructuring charges are related to Mercer, approximately $51 million of which was incurred in the fourth quarter of 2012 related to senior management's recent operations review, including costs of approximately $16 million related to the disposal of Mercer's Canadian outsourcing business. The remaining restructuring costs consist primarily of severance and benefits, costs for future rent and other real estate costs. These costs were incurred as follows: Risk and Insurance Services—$8 million (all acquisition related); Consulting—$58 million (acquisition related—$1 million); and Corporate—$12 million.
Details of the restructuring liability activity from January 1, 2011 through December 31, 2012, including actions taken prior to 2012 are as follows:

(In millions of dollars)	Balance at 1/1/11	Expense Incurred	Cash Paid	Other	Balance at 12/31/11	Expense Incurred	Cash Paid	Other	Balance at 12/31/12
Severance	$40	$29	$(40)	$(2)	$27	$46	$(38)	$1	$36
Future rent under non-cancelable leases and other costs	171	22	(42)	3	154	32	(50)	(2)	134
Total	$211	$51	$(82)	$1	$181	$78	$(88)	$(1)	$170

As of January 1, 2010, the liability balance related to restructuring activity was $259 million. In 2010, the Company accrued $141 million and had cash payments of $189 million related to restructuring activities that resulted in the liability balance at January 1, 2011 reported above.
The expenses associated with the above initiatives are included in compensation and benefits and other operating expenses in the consolidated statements of income. The liabilities associated with these initiatives are classified on the consolidated balance sheets as accounts payable, other liabilities, or accrued compensation and employee benefits, depending on the nature of the items.